Share-based payments - Summary of Employee Share Options (Detail)	3 Months Ended	6 Months Ended
	Jun. 30, 2025 Warrants shares $ / shares	Jun. 30, 2025 Warrants shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,		$ 2.9
SARs forfeited		1.5
SARs exercised		1.06
SARs expired		1.17
Weighted average exercise price, Outstanding at June 30,	$ 2.94	2.94
SARs exercisable	$ 2.94	$ 2.94
Number of share options, outstanding at January 1, | Warrants		477,842
SARs forfeited | Warrants		2,275
SARs exercised | Warrants		9,338
SARs expired | Warrants		1,078
Number of share options, outstanding at June 30, | Warrants	465,151	465,151
SARs exercisable | Warrants	465,151	465,151
Weighted average remaining contract life (years)		2 years 6 months 3 days
Additional Grants Under 2020 and 2022 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,		$ 9.94
SARs forfeited		11.19
SARs exercised		0
SARs expired		10.34
Weighted average exercise price, Outstanding at June 30,	$ 9.37	9.37
SARs exercisable	$ 10.21	$ 10.21
Number of share options, outstanding at January 1, | Warrants		10,089,474
SARs forfeited | Warrants		42,572
SARs exercised | Warrants		0
SARs expired | Warrants		85,528
Number of share options, outstanding at June 30, | Warrants	11,383,274	11,383,274
SARs exercisable | Warrants	5,972,199	5,972,199
Weighted average remaining contract life (years)		7 years 3 months 3 days
Additional Grants Under 2020 and 2022 Plan [Member] | Granted On March 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted		$ 5.42
SARs granted | Warrants		1,421,900
Performance Based Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,		$ 10.09
SARs forfeited		0
Weighted average exercise price, Outstanding at June 30,	$ 10.09	10.09
SARs exercisable	$ 0	$ 0
Number of share options, outstanding at January 1, | shares		3,680,000
SARs granted | shares	0	0
SARs forfeited | shares		0
Number of share options, outstanding at June 30, | shares	3,680,000	3,680,000
SARs exercisable | shares	0	0
Weighted average remaining contract life (years)		5 years 1 month 6 days
Performance Based Options [Member] | Granted On February 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted		$ 0
SARs granted | shares		0
Matching Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,		$ 10
SARs forfeited		10
SARs exercised		0
SARs expired		10
Weighted average exercise price, Outstanding at June 30,	$ 10	10
SARs exercisable	$ 10	$ 10
Number of share options, outstanding at January 1, | Warrants		1,315,798
SARs forfeited | Warrants		4,950
SARs exercised | Warrants		0
SARs expired | Warrants		7,910
Number of share options, outstanding at June 30, | Warrants	1,302,938	1,302,938
SARs exercisable | Warrants	1,302,938	1,302,938
Weighted average remaining contract life (years)		5 years